UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 4723

DREYFUS TREASURY & AGENCY CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Cash Management

October 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--5.4%	of Purchase (%)	Amount ($)	Value ($)
12/2/10	0.20	400,000,000	399,931,111
1/13/11	0.20	250,000,000	249,901,146
Total U.S. Treasury Bills
(cost $649,832,257)			649,832,257

U.S. Treasury Notes--28.1%
11/1/10	0.21	225,615,000	225,615,000
11/15/10	0.30	170,000,000	170,273,395
11/30/10	0.24	485,000,000	485,387,261
12/15/10	0.30	225,000,000	226,097,066
12/31/10	0.25	380,000,000	380,381,842
3/31/11	0.22	100,000,000	101,860,867
5/2/11	0.17	150,000,000	153,442,610
5/2/11	0.24	300,000,000	300,921,567
5/31/11	0.27	300,000,000	307,933,186
8/1/11	0.27	200,000,000	201,066,406
8/1/11	0.35	200,000,000	206,740,429
8/31/11	0.29	200,000,000	201,186,281
9/30/11	0.28	200,000,000	207,686,825
10/31/11	0.09	200,000,000	201,496,467
Total U.S. Treasury Notes
(cost $3,370,089,202)			3,370,089,202

U.S. Treasury Strips--.5%
8/1/11
(cost $62,065,796)	0.27	62,193,000	62,065,796

Repurchase Agreements--65.8%
Banc of America Securities LLC
dated 10/29/10, due 11/1/10 in the amount of
$100,001,833 (fully collateralized by $97,880,865
Government National Mortgage Association,
3.50%-5.50%, due 7/20/40-10/15/45, value $102,000,000)	0.22	100,000,000	100,000,000
Barclays Capital, Inc.
dated 10/29/10, due 11/1/10 in the amount of
$218,003,997 (fully collateralized by $85,244,500
U.S. Treasury Bonds, 6.63%, due 2/15/27, value
$120,360,123 and $97,862,100 U.S. Treasury Notes,
1.75%-2.38%, due 4/15/13-8/31/14, value $102,000,063)	0.22	218,000,000	218,000,000
BNP Paribas
dated 10/29/10, due 11/1/10 in the amount of
$1,000,018,333 (fully collateralized by $960,071,800
U.S. Treasury Notes, 1.38%-4.13%, due
11/15/12-4/30/16, value $1,020,000,052)	0.22	1,000,000,000	1,000,000,000

Credit Agricole Securities (USA) Inc.
dated 10/29/10, due 11/1/10 in the amount of
$350,006,125 (fully collateralized by $207,404,800
U.S. Treasury Inflation Protected Securities, 3.38%,
due 4/15/32, value $357,000,056)	0.21	350,000,000	350,000,000
Credit Suisse Securities LLC
dated 10/29/10, due 11/1/10 in the amount of
$900,015,750 (fully collateralized by $243,095,000
Government National Mortgage Association, 4.50%-5%,
due 4/15/18-3/15/40, value $102,000,115, $117,127,200
U.S. Treasury Bonds, 3.50%, due 2/15/39, value
$107,055,808 and $655,325,800 U.S. Treasury Notes,
1.88%-4.25%, due 8/15/13-12/31/16, value $708,945,571)	0.21	900,000,000	900,000,000
Deutsche Bank Securities Inc.
dated 10/29/10, due 11/1/10 in the amount of
$700,012,250 (fully collateralized by $433,945,518
Government National Mortgage Association, 4.50%-7%,
due 11/15/34-2/20/40, value $204,000,000,
$105,229,500 U.S. Treasury Bonds, 7.50%-7.63%, due
11/15/22-11/15/24, value $159,194,308 and
$322,428,600 U.S. Treasury Notes, 2.38%-4%, due
5/31/13-9/30/14, value $350,805,727)	0.21	700,000,000	700,000,001
Goldman, Sachs & Co.
dated 10/29/10, due 11/1/10 in the amount of
$100,001,917 (fully collateralized by $128,374,952
Government National Mortgage Association,
4.50%-6.50%, due 10/20/30-10/15/40, value
$102,000,001)	0.23	100,000,000	100,000,000
Goldman, Sachs & Co.
dated 10/29/10, due 11/1/10 in the amount of
$64,000,640 (fully collateralized by $44,257,100 U.S.
Treasury Bonds, 8.75%, due 5/15/17, value $65,280,102)	0.12	64,000,000	64,000,000
HSBC USA Inc.
dated 10/29/10, due 11/1/10 in the amount of
$600,010,500 (fully collateralized by $447,807,800
U.S. Treasury Bonds, 4.63%-6.50%, due
11/15/26-2/15/40, value $546,964,060 and $63,700,000
U.S. Treasury Notes, 1.13%, due 6/15/13, value
$65,036,449)	0.21	600,000,000	600,000,000
JPMorgan Chase & Co.
dated 10/29/10, due 11/1/10 in the amount of
$1,100,017,417 (fully collateralized by
$616,092,500 U.S. Treasury Bonds, 4.50%-7.88%, due
2/15/21-8/15/39, value $829,350,211 and $269,340,500
U.S. Treasury Notes, 1.13%-3.25%, due
6/15/13-12/31/16, value $292,650,682)	0.19	1,100,000,000	1,100,000,000
JPMorgan Chase & Co.
dated 10/29/10, due 11/1/10 in the amount of
$100,001,667 (fully collateralized by $157,548,428
Government National Mortage Association, 0%-12%, due
2/20/14-1/15/52, value $102,003,817)	0.20	100,000,000	100,000,000
RBC Capital Markets

dated 10/29/10, due 11/1/10 in the amount of
$1,000,017,500 (fully collateralized by $355,735,400
U.S. Treasury Bonds, 4.38%-9.25%, due
2/15/16-11/15/39, value $473,875,378 and $530,673,200
U.S. Treasury Notes, 0.38%-2.50%, due
5/31/11-6/30/17, value $546,124,723)	0.21	1,000,000,000	1,000,000,000
RBS Securities, Inc.
dated 10/29/10, due 11/1/10 in the amount of
$650,011,917 (fully collateralized by $635,470,500
U.S. Treasury Notes, 0.88%-3%, due 2/29/12-2/28/17,
value $663,000,347)	0.22	650,000,000	650,000,000
Societe Generale
dated 10/29/10, due 11/1/10 in the amount of
$200,003,500 (fully collateralized by $147,997,500
U.S. Treasury Inflation Protected Securities, 2.38%,
due 1/15/25, value $204,000,104)	0.21	200,000,000	200,000,000
Societe Generale
dated 10/29/10, due 11/1/10 in the amount of
$250,004,583 (fully collateralized by $1,019,732,350
Government National Mortgage Association, 4.50%-7%,
due 3/15/32-11/20/59, value $255,000,000)	0.22	250,000,000	250,000,000
TD Securities (USA) LLC
dated 10/29/10, due 11/1/10 in the amount of
$550,010,083 (fully collateralized by $112,944,400
U.S. Treasury Bills, due 10/20/11, value $112,697,955
and $357,751,600 U.S. Treasury Inflation Protected
Securities, 1.75%-2.38%, due 1/15/26-1/15/28, value
$448,302,121)	0.22	550,000,000	550,000,000
Total Repurchase Agreements
(cost $7,882,000,000)			7,882,000,000
Total Investments (cost $11,963,987,255)		99.8%	11,963,987,255
Cash and Receivables (Net)		.2%	27,430,414
Net Assets		100.0%	11,991,417,669

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices
Level 2 - Other Significant Observable Inputs	11,963,987,255
Level 3 - Significant Unobservable Inputs	-
Total	11,963,987,255

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)